REVENUES - Disaggregation of Revenues (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 13,062	$ 12,511	$ 12,125
Other revenues	393	477	57
Sales-type lease income	308	279	127
Revenues	13,771	13,267	12,309
Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11,406	10,690	9,824
Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	266	427	490
Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,390	1,394	1,811
Canadian Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	5,600	5,173	4,764
Other revenues	0	0	0
Sales-type lease income	0	0	0
Revenues	$ 5,600	5,173	4,764
Canadian Natural Gas Pipelines | Coastal GasLink
Disaggregation of Revenue [Line Items]
Ownership interest percentage	35.00%
Canadian Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 5,586	5,141	4,696
Canadian Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Canadian Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	14	32	68
Canadian Natural Gas Pipelines | Coastal GasLink | Related party
Disaggregation of Revenue [Line Items]
Revenues	14	31	68
U.S. Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	6,251	5,981	5,919
Other revenues	88	248	14
Sales-type lease income	0	0	0
Revenues	6,339	6,229	5,933
U.S. Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	5,382	5,107	4,621
U.S. Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
U.S. Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	869	874	1,298
Mexico Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	562	567	561
Other revenues	0	0	0
Sales-type lease income	308	279	127
Revenues	870	846	688
Mexico Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	438	442	507
Mexico Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Mexico Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	124	125	54
Power and Energy Solutions
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	649	790	881
Other revenues	305	229	43
Sales-type lease income	0	0	0
Revenues	954	1,019	924
Power and Energy Solutions | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Power and Energy Solutions | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	266	427	490
Power and Energy Solutions | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	383	363	391
TGNH | Non-lease components
Disaggregation of Revenue [Line Items]
Revenues	98	97	37
Corporate
Disaggregation of Revenue [Line Items]
Other revenues	8
Revenues	8	$ 0	$ 0
Corporate | South Bow Canadian Infrastructure Holdings Ltd
Disaggregation of Revenue [Line Items]
Other revenues	$ 7